Biotricity, Inc. - Statements of Stockholders' Deficiency - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Balance, Value	$ (4,068,551)	$ (1,239,177)	$ (4,384,816)	$ (2,569,979)	$ (2,569,979)	$ (2,569,979)	$ (1,239,177)		$ 343,896
Exercise of warrants for cash, Value					105,500				707,196
Cancellation of shares, Value									(89)
Stock based compensation	221,078		442,155	196,142		626,136	405,058	$ 984,283	2,257,953
Issuance of warrants for services	402,206				474,232				672,749
Exercice of stock option plan, Value									283
Translation adjustment	(148,807)	(61,651)			(184,924)				(35,313)
Net loss	(1,797,610)	(1,269,151)	(3,758,212)	(3,387,055)	(6,011,680)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Issuance of shares for private placement, Value	1,367,573
Issuance of warrants for private placement investors	(339,308)
Issuance costs: warrants to brokers	(104,627)
Issuance of shares for services, Value	212,880				604,475
Cash issuance costs	(129,650)
Stock based compensation - ESOP	221,078				405,058
Shares to be issued, Value					200,855
Conversion of convertible notes, Value					2,907,912
Balance, Value	(4,384,816)	(2,569,979)	(95,392)		(4,068,551)	(4,384,816)	(4,068,551)	(2,569,979)	$ (1,239,177)
Preferred Stock
Balance, Value	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, Shares	1	1	1	1	1	1	1		1
Balance, Value	$ 1	$ 1			$ 1	$ 1	$ 1	$ 1	$ 1
Balance, Shares	1	1			1	1	1	1	1
Common Stock
Balance, Value	$ 26,255	$ 25,000	$ 27,199	$ 25,000	$ 25,000	$ 25,000	$ 25,000		$ 22,028
Balance, Shares	26,254,620	24,999,978	27,198,872	24,999,978	24,999,978	24,999,978	24,999,978		22,028,425
Exercise of warrants for cash, Value					$ 131				$ 898
Exercise of warrants for cash, Shares					131,365				897,750
Cancellation of shares, Value									$ (1,317)
Cancellation of shares, Shares									(1,316,700)
Exercice of stock option plan, Value									$ 3,391
Exercice of stock option plan, Shares									3,390,503
Issuance of shares for private placement, Value	$ 781
Issuance of shares for private placement, Shares	781,480
Issuance of shares for services, Value	$ 163				$ 211
Issuance of shares for services, Shares	162,772				210,625
Conversion of convertible notes, Value					$ 913
Conversion of convertible notes, Shares					912,652
Balance, Value	$ 27,199	$ 25,000			$ 26,255	$ 27,199	$ 26,255	$ 25,000	$ 25,000
Balance, Shares	27,198,872	24,999,978			26,254,620	27,198,872	26,254,620	24,999,978	24,999,978
Shares to be issued (Common)
Balance, Value	$ 200,855
Balance, Shares	77,463
Issuance of shares for services, Value	$ (200,855)
Issuance of shares for services, Shares	(77,463)
Shares to be issued, Value					$ 200,855
Shares to be issued, Shares					77,463
Balance, Value					$ 200,855		$ 200,855
Balance, Shares					77,463		77,463
Additional Paid-in Capital
Balance, Value	$ 12,478,520	$ 7,982,598	$ 14,308,583	$ 7,982,465	$ 7,982,465	$ 7,982,465	$ 7,982,598		$ 4,347,478
Exercise of warrants for cash, Value					105,369				706,298
Cancellation of shares, Value									1,228
Stock based compensation									2,257,953
Issuance of warrants for services	402,206				474,232				672,749
Exercice of stock option plan, Value									(3,108)
Translation adjustment		(133)			133
Issuance of shares for private placement, Value	1,366,791
Issuance of warrants for private placement investors	(339,308)
Issuance costs: warrants to brokers	(104,627)
Issuance of shares for services, Value	413,573				604,264
Cash issuance costs	(129,650)
Stock based compensation - ESOP	221,078				408,058
Conversion of convertible notes, Value					2,906,999
Balance, Value	14,308,583	7,982,465			12,478,520	14,308,583	12,478,520	$ 7,982,465	7,982,598
Accumulted Other Comprehensive (loss) Income
Balance, Value	(264,577)	(18,002)	(413,384)	(79,520)	(79,520)	(79,520)	(18,002)		17,311
Translation adjustment	(148,807)	(61,518)			(185,057)				(35,313)
Balance, Value	(413,384)	(79,520)			(264,577)	(413,384)	(264,577)	(79,520)	(18,002)
Accumulated Deficit
Balance, Value	(16,509,605)	(9,228,774)	$ (18,307,215)	$ (10,497,925)	(10,497,925)	(10,497,925)	(9,228,774)		(4,042,922)
Net loss	(1,797,610)	(1,269,151)			(6,011,680)				(5,185,852)
Balance, Value	$ (18,307,215)	$ (10,497,925)			$ (16,509,605)	$ (18,307,215)	$ (16,509,605)	$ (10,497,925)	$ (9,228,774)